Notes and Convertible Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Payable [Line Items]
Face value of notes payable	$ 836,231	$ 663,119	$ 1,200,810
Less: unamortized discounts	(92,294)	(27,414)	(166,487)
Notes payable, total	743,937	635,705	1,034,323
Less: long term portion	(450,000)	(508,610)	(450,000)
Notes payable, current portion	293,937	127,095	584,323
SBA Disaster Relief Loans [Member]
Notes Payable [Line Items]
Face value of notes payable	450,000	450,000	450,000
1800 Diagonal Note Payable III, August 2023 [Member]
Notes Payable [Line Items]
Face value of notes payable			97,279
Yorkville Note Payable III, November 2023 [Member]
Notes Payable [Line Items]
Face value of notes payable			302,400
1800 Diagonal Note Payable III, December 2023 [Member]
Notes Payable [Line Items]
Face value of notes payable			162,131
Yorkville Note Payable III, December 2023 [Member]
Notes Payable [Line Items]
Face value of notes payable			189,000
1800 Diagonal Note Payable IV, April 2024 [Member]
Notes Payable [Line Items]
Face value of notes payable		36,064
Leaf Capital Note Payable, August 2024 [Member]
Notes Payable [Line Items]
Face value of notes payable	$ 93,187	$ 177,055